Restricted Share Units (Details) - Restricted Share Units [Member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Restricted Share Units [Line Items]
Restricted share units issued (in Shares)	1,906	6,608	55
Fair value	$ 802,626	$ 804,962
Consultants Directors And Officers [Member]
Restricted Share Units [Line Items]
Restricted share units issued (in Shares)	17,570